Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
REVENUE	$ 21	$ 40	$ 76	$ 141
COST OF REVENUE
GROSS PROFIT	21	40	76	141
EXPENSES:
Selling, general and administrative	65,957	52,776	134,564	104,909
TOTAL EXPENSES	65,957	52,776	134,564	104,909
LOSS FROM OPERATIONS	(65,936)	(52,736)	(134,488)	(104,768)
OTHER INCOME (EXPENSE):
Change in derivative	63,018	(2,658)	180,415	(8,111)
Beneficial conversion	(16,800)		(16,800)
Interest expense and financing costs	(78,644)	(83,209)	(157,326)	(166,639)
TOTAL OTHER INCOME (EXPENSE)	(32,426)	(85,867)	6,289	(174,750)
LOSS BEFORE PROVISION FOR INCOME TAXES	(98,362)	(138,603)	(128,199)	(279,518)
PROVISION FOR INCOME TAXES
NET LOSS	$ (98,362)	$ (138,603)	$ (128,199)	$ (279,518)
BASIC AND DILUTED LOSS PER COMMON SHARE	$ (0.018)	$ (0.204)	$ (0.041)	$ (0.493)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING -BASIC AND DILUTED *	5,434,715	679,135	3,109,715	567,008	[1]

[1]	* On October 11, 2011 the Company effected a reverse common stock split of 1:250. The common stock has been retroactively restated for comparative purposes.